Income Taxes - Additional information (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Net operating loss carry forward		¥ 2,147,186	¥ 2,264,010
Withholding income tax		10.00%
Unrecognized tax benefits		¥ 0	¥ 0	¥ 0
Unrecognized tax benefits, interest on income taxes expense		0
Unrecognized tax benefits, income tax penalties expense		¥ 0
Investor holds at least 25% in the FIE
Income Taxes
Statutory income tax rate		5.00%
Investor holds less than 25% in the FIE
Income Taxes
Statutory income tax rate		10.00%
HONG KONG
Income Taxes
Profits earned, under which the tax rate is 8.25% | $	$ 2
Tax rate on assessable profits on first HK$2 million	8.25%
Statutory income tax rate		16.50%
Preferential tax rate		15
CHINA
Income Taxes
Statutory income tax rate		25.00%
CHINA | High and new technology enterprises
Income Taxes
Statutory income tax rate		15.00%	15.00%
Preferential tax rate		15
CHINA | Small enterprises with low profits
Income Taxes
Preferential tax rate		20	20
CHINA | VIE
Income Taxes
Statutory income tax rate		25.00%